Commitments and Contingencies (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Payments made by related party	$ (2,436,977)
Accrued contingent liabilities	6,591,185	$ 4,430,787
Litigation disputes and accrued costs [Member]
Claim amount	7,684,618
Interest and penalties	1,343,544
Total claim amount	9,028,162
Guarantees [Member] | Litigation disputes and accrued costs [Member]
Claim amount	2,155,740
Interest and penalties	352,411
Total claim amount	2,508,151
Sales [Member] | Litigation disputes and accrued costs [Member]
Claim amount	20,177
Interest and penalties	9,284
Total claim amount	29,461
Purchases [Member] | Litigation disputes and accrued costs [Member]
Claim amount	1,367,237
Interest and penalties	175,069
Total claim amount	1,542,306
Leases [Member] | Litigation disputes and accrued costs [Member]
Claim amount	3,808,038
Interest and penalties	670,914
Total claim amount	4,478,952
Labor [Member] | Litigation disputes and accrued costs [Member]
Claim amount	26,204
Interest and penalties
Total claim amount	26,204
Others [Member] | Litigation disputes and accrued costs [Member]
Claim amount	307,222
Interest and penalties	135,866
Total claim amount	$ 443,088